Inventories - Breakdown of Inventories (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Summary of inventories [line items]
Inventories		R$ 3,917,076	R$ 4,291,431
Fuels, lubricants, and greases [member]
Summary of inventories [line items]
Inventories		3,009,100	3,367,094
Raw materials [member]
Summary of inventories [line items]
Inventories		373,544	282,197
Purchase for future delivery [member]
Summary of inventories [line items]
Inventories	[1]	255,001	386,281
Consumable materials and other items for resale [member]
Summary of inventories [line items]
Inventories		129,539	121,537
Liquified petroleum gas - LPG [member]
Summary of inventories [line items]
Inventories		128,098	112,100
Properties for resale [member]
Summary of inventories [line items]
Inventories		R$ 21,794	R$ 22,222

[1]	Refers substantially to ethanol, biodiesel and advances for fuel acquisition.